TRADE AND OTHER RECEIVABLES - Ageing of Trade Receivables and Other Financial Assets (Details) - Trade receivables - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [Line items]
Financial assets	£ 6,089	£ 6,487
Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	6,124	6,522
Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	(35)	(35)
0-30 days
Disclosure of financial assets [Line items]
Financial assets	494	572
0-30 days | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	494	572
0-30 days | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	0	0
31-90 days
Disclosure of financial assets [Line items]
Financial assets	157	155
31-90 days | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	157	155
31-90 days | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	0	0
91-180 days
Disclosure of financial assets [Line items]
Financial assets	39	56
91-180 days | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	42	58
91-180 days | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	(3)	(2)
181 days- 1 year
Disclosure of financial assets [Line items]
Financial assets	6	14
181 days- 1 year | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	16	23
181 days- 1 year | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	(10)	(9)
Greater than 1 year
Disclosure of financial assets [Line items]
Financial assets	29	19
Greater than 1 year | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	50	42
Greater than 1 year | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	(21)	(23)
Not past due
Disclosure of financial assets [Line items]
Financial assets	5,364	5,671
Not past due | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	5,365	5,672
Not past due | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	£ (1)	£ (1)